Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Fair Value of Assets and Liabilities [Abstract]
Schedule of Asset Measured at Fair Value

The following table shows an analysis of the Company’s asset measured at fair value at the end of the reporting period:

Fair value measurements at the end of the reporting period using
	Quoted prices in active markets for identical asset	Significant observable inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	US$	US$	US$	US$
Recurring fair value measurements
March 31, 2026
Financial asset:
Other investment (Note 5)	—	—	2,500,000	2,500,000

March 31, 2025
Financial asset:

Other investment (Note 5)	—	—	—	—

Schedule of Fair Value Measurements using Significant Unobservable Inputs

The following table shows the information about fair value measurements using significant unobservable inputs (Level 3):

Description	Valuation techniques	Key unobservable inputs	March 31, 2026	March 31, 2025

At fair value through other comprehensive income – other investment (unquoted equity securities)	Discounted cash flow	Cost of equity	15.50%	-
		Discount for lack of marketability	16.32%	-

Schedule of Movements in Level 3 Assets Measure at Fair Value

(ii) Movements in Level 3 assets measure at fair value

	2026	2025
	US$	US$
	Fair value measurements using significant unobservable inputs (Level 3)
	Unquoted equity securities

At beginning of financial year	—	—
Acquisition of equity investment	2,500,000	—
At end of financial year	2,500,000	—